Fair Value of Assets & Liabilities (Summary Of Changes In Level 3 Assets And Liabilities Measured At Fair Value) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance, net derivative	$ (6,245)	$ (4,810)	$ (5,240)
Total net gains/(losses) included in: Net Income, net derivatives	(596)	(2,634)	(775)
Purchases, net derivatives	0	0	0
Sales, net derivatives	0	0	0
Settlements, net derivatives	1,196	1,199	1,205
Net transfers in/(out) level 3, net derivatives	0	0	0
Ending balance, net derivative	(5,645)	(6,245)	(4,810)
Net unrealized gains/(losses) included in net income	(596)	(2,634)	(775)
Trading securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, assets	2,573	4,377	5,642
Total net gains/(losses) included in : Net income, assets	448	604	369
Purchases, assets	0	0	0
Sales, assets	(5)	0	0
Settlements, assets	(865)	(2,408)	(1,634)
Net transfers into/(out of) Level 3, assets	0	0	0
Ending balance, assets	2,151	2,573	4,377
Net unrealized gains/(losses) included in net income	303	159	369
SBA - Interest Only Strips
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, assets	0
Total net gains/(losses) included in : Net income, assets	1,021
Purchases, assets	1,413
Sales, assets	(11,431)
Settlements, assets	0
Net transfers into/(out of) Level 3, assets	10,267
Ending balance, assets	1,270	0
Net unrealized gains/(losses) included in net income	(171)
Loans Held For Sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, assets	21,924	27,418	27,910
Total net gains/(losses) included in : Net income, assets	1,547	3,380	2,765
Purchases, assets	168	706	3,116
Sales, assets	0	0	0
Settlements, assets	(4,346)	(6,264)	(4,462)
Net transfers into/(out of) Level 3, assets	(367)	(3,316)	(1,911)
Ending balance, assets	18,926	21,924	27,418
Net unrealized gains/(losses) included in net income	1,547	3,380	2,765
Securities available- for-sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, assets	0	1,500	3,307
Total net gains/(losses) included in : Net income, assets		0	(47)
Purchases, assets		0	0
Sales, assets		0	(1,760)
Settlements, assets		(1,500)	0
Net transfers into/(out of) Level 3, assets		0	0
Ending balance, assets		0	1,500
Net unrealized gains/(losses) included in net income		0	0
Mortgage servicing rights, net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, assets	$ 985	1,841	2,517
Total net gains/(losses) included in : Net income, assets		31	0
Purchases, assets		0	0
Sales, assets		(205)	0
Settlements, assets		(682)	(676)
Net transfers into/(out of) Level 3, assets		0	0
Ending balance, assets		985	1,841
Net unrealized gains/(losses) included in net income		$ 0	$ 0